UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2012
                                               ----------------------------


Check here if Amendment [   ]; Amendment Number:
                                                 -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         MacGuire, Cheswick & Tuttle Investment Counsel LLC
Address:      1020 Boston Post Road, Suite 220
              Darien, CT  06820



Form 13F File Number: 028-13200

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David P. Tuttle
Title:   Managing Director & CCO
Phone:   (203) 655-3323

Signature, Place, and Date of Signing:

/s/ David P. Tuttle                   Darien, CT               January 29, 2013
-------------------            ---------------------          ------------------
   [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0
                                                 ---------------

Form 13F Information Table Entry Total:                 75
                                                 ---------------

Form 13F Information Table Value Total:             $303,633
                                                  (thousands)
                                                 ---------------


                          MacGuire, Cheswick & Tuttle
                             Investment Counsel LLC

                                    Form 13F
                                   12/31/2012


                                                             VALUE   SHARES/  SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                   -TITLE OF CLASS- --CUSIP--  x$1000  PRN AMT  PRN CALL DSCRETN -MANAGERS-    SOLE   SHARED    NONE
APPLE,  INC.                     COM              037833100  18925    35561   SH       SOLE                   0        0       35561
ABBOTT LABORATORIES              COM              002824100   6781   103523   SH       SOLE                   0        0      103523
AMAZON COM INC                   COM              023135106   5898    23510   SH       SOLE                   0        0       23510
AMPHENOL CORP                    COM              032095101   7725   119390   SH       SOLE                   0        0      119390
AMERICAN EXPRESS CO.             COM              025816109   1694    29475   SH       SOLE                   0        0       29475
BANK OF AMERICA WARRANT EXP  /   wARRANTS         060505146    176    32500   SH       SOLE                   0        0       32500
BAKER HUGHES INC                 COM              057224107   4226   103450   SH       SOLE                   0        0      103450
PIMCO TOTAL RETURN ETF           ETF              72201R775    874     8018   SH       SOLE                   0        0        8018
BERKSHIRE HATHAWAY INC. DEL      COM              084670702   2122    23654   SH       SOLE                   0        0       23654
BLACKSTONE                       COM              09253U108    935    60000   SH       SOLE                   0        0       60000
CBRE GROUP, INC.                 COM              12504L109   5278   265250   SH       SOLE                   0        0      265250
CERNER CORP.                     COM              156782104    288     3720   SH       SOLE                   0        0        3720
CHURCH AND DWIGHT CO. INC        COM              171340102    214     4000   SH       SOLE                   0        0        4000
COLGATE PALMOLIVE                COM              194162103    223     2132   SH       SOLE                   0        0        2132
CAPITAL ONE                      COM              14040H105   4191    72340   SH       SOLE                   0        0       72340
CAPITAL ONE FINL CORP WT EXP 1   WARRANTS         14040H139   2006    94800   SH       SOLE                   0        0       94800
COSTCO WHOLESALE CORP            COM              22160K105   3515    35605   SH       SOLE                   0        0       35605
CISCO SYSTEMS                    COM              17275R102   1215    61828   SH       SOLE                   0        0       61828
CHEVRON CORPORATION              COM              166764100   2521    23309   SH       SOLE                   0        0       23309
DANAHER CORPORATION              COM              235851102  10683   191110   SH       SOLE                   0        0      191110
DISNEY (WALT) CO. HOLDING CO     COM              254687106    210     4220   SH       SOLE                   0        0        4220
EBAY INC COM                     COM              278642103   2291    44920   SH       SOLE                   0        0       44920
EMC CORPORATION                  COM              268648102   6826   269815   SH       SOLE                   0        0      269815
EXPRESS SCRIPTS HLDG CO          COM              30219G108    243     4500   SH       SOLE                   0        0        4500
FREEPORT MCMORAN COPPER & GO D   COM              35671D857    812    23750   SH       SOLE                   0        0       23750
FACTSET                          COM              303075105   2566    29140   SH       SOLE                   0        0       29140
GENERAL ELECTRIC CO              COM              369604103   8900   423989   SH       SOLE                   0        0      423989
GREENHILL & CO INC               COM              395259104    587    11290   SH       SOLE                   0        0       11290
SPDR GOLD TR                     ETF              78463V107  11130    68695   SH       SOLE                   0        0       68695
GOLDMAN SACHS                    COM              38141G104    217     1700   SH       SOLE                   0        0        1700
HOME DEPOT INC.                  COM              437076102   1875    30320   SH       SOLE                   0        0       30320
HONEYWELL INTL INC               COM              438516106   8928   140662   SH       SOLE                   0        0      140662
INTERNATIONAL BUSINESS MACHS     COM              459200101   4541    23705   SH       SOLE                   0        0       23705
ISHARES DJ US OIL EQUIP          ETF              464288844    598    11720   SH       SOLE                   0        0       11720
ISHARES TR S&P MIDCAP 400 IN E   ETF              464287507   2097    20615   SH       SOLE                   0        0       20615
ISHARES MID CAP 400 GROWTH       ETF              464287606    564     4930   SH       SOLE                   0        0        4930
ISHARES TR S&P SMALL CAP 600 I   ETF              464287804    876    11210   SH       SOLE                   0        0       11210
ISHARES SMALL CAP 600 GROWTH     ETF              464287887    570     6779   SH       SOLE                   0        0        6779
INTEL CORPORATION                COM              458140100   1270    61581   SH       SOLE                   0        0       61581
ISHARES SP 500 GROWTH            ETF              464287309    276     3639   SH       SOLE                   0        0        3639
JOHNSON & JOHNSON                COM              478160104   9387   133915   SH       SOLE                   0        0      133915
JPMORGAN CHASE & COMPANY         COM              46625H100   8446   192087   SH       SOLE                   0        0      192087
JPMORGAN CHASE & CO WARRANT  X   WARRANTS         46634E114   2512   211800   SH       SOLE                   0        0      211800
COCA-COLA                        COM              191216100   7299   201344   SH       SOLE                   0        0      201344
LINKEDIN                         COM              53578A108   1058     9215   SH       SOLE                   0        0        9215
LAS VEGAS SANDS CORP             COM              517834107   7986   173000   SH       SOLE                   0        0      173000
MC DONALD`S CORP                 COM              580135101   2734    30995   SH       SOLE                   0        0       30995
MARSH & MCLENNAN CO`S INC        COM              571748102   5613   162850   SH       SOLE                   0        0      162850
3M CO.                           COM              88579Y101   1810    19492   SH       SOLE                   0        0       19492
MERCK & CO. INC.                 COM              58933Y105   4863   118780   SH       SOLE                   0        0      118780
MICROSOFT CORP                   COM              594918104   1965    73553   SH       SOLE                   0        0       73553
ISHARES S&P NATIONAL MUNI        ETF              464288414    481     4350   SH       SOLE                   0        0        4350
MYLAN, INC.                      COM              628530107   1692    61645   SH       SOLE                   0        0       61645
ORACLE CORPORATION               COM              68389X105   7714   231525   SH       SOLE                   0        0      231525
PEPSICO INC.                     COM              713448108    849    12410   SH       SOLE                   0        0       12410
PFIZER, INC.                     COM              717081103    299    11926   SH       SOLE                   0        0       11926
PROCTER & GAMBLE                 COM              742718109   7510   110625   SH       SOLE                   0        0      110625
PHILIP MORRIS INTL INC           COM              718172109    457     5467   SH       SOLE                   0        0        5467
STARBUCKS CORP                   COM              855244109   9456   176321   SH       SOLE                   0        0      176321
SIGMA ALDRICH CORP               COM              826552101   3219    43750   SH       SOLE                   0        0       43750
SCHLUMBERGER LTD                 COM              806857108  11430   164935   SH       SOLE                   0        0      164935
ISHARES SILVER TRUST             ETF              46428Q109    382    13000   SH       SOLE                   0        0       13000
SANDISK CORP. INC.               COM              80004C101    433     9945   SH       SOLE                   0        0        9945
S P D R  S&P 500 ETF TR          ETF              78462F103   5946    41755   SH       SOLE                   0        0       41755
TENARIS S. A. ADR                COM              88031M109   3737    89140   SH       SOLE                   0        0       89140
UNITED RENTALS INC.              COM              911363109   6391   140410   SH       SOLE                   0        0      140410
U S BANCORP                      COM              902973304   1160    36330   SH       SOLE                   0        0       36330
UNITED TECHNOLOGIES CORP         COM              913017109   8264   100770   SH       SOLE                   0        0      100770
VARIAN MEDICAL                   COM              92220P105   4577    65160   SH       SOLE                   0        0       65160
VANGUARD TOTAL INTL STOCK IN E   ETF              921909602    634    42352   SH       SOLE                   0        0       42352
VANGUARD DIVIDEND FUND           ETF              921908844    279     4685   SH       SOLE                   0        0        4685
VANGUARD EMERGING MARKETS        ETF              922042858   8480   190423   SH       SOLE                   0        0      190423
WELLS FARGO                      COM              949746101   9774   285968   SH       SOLE                   0        0      285968
WELLS FARGO WT EXP 10/28/18      WARRANTS         949746119    359    35900   SH       SOLE                   0        0       35900
EXXON MOBIL CORPORATION          COM              30231G102  21570   249222   SH       SOLE                   0        0      249222